SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Jul. 19, 2017
Summary Of Significant Accounting Policies Details Narrative
FDIC insured limit				$ 250,000
Depreciation expense	$ 0	$ 255	$ 0	530
Inventory		318,492		53,110
Note payable, current portion		$ 49,500		$ 49,500
Interest rate	0.00%	5.00%		0.00%
Accrued interest		$ 599		$ 475
Trademarks	$ 2,800	2,800		2,800
Cash and no cash equivalents	25	246,622	50,000	774,468
Cash, uninsured amount				524,468
Dividends payable		16,767		4,192
Advertising costs				61,812
Stock based compensation	200
Accounts receivable		$ 428		$ 428
Preferred stock, dividend rate, percentage		5.00%		5.00%
Impairment losses	$ 0	$ 0	0	$ 0
Common stock shares outstanding		183,746,071		183,746,071
Preferred stock shares outstanding		50,880,000		50,880,000
Additional unissued outstanding shares		228,571		228,571
Amortization expense		$ 0	$ 0
Weighted average common shares outstanding	62,637,500	132,637,500	102,644,407	125,158,048